Commitments and Contingencies (Details Narrative) (10K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Monthly rental payments				$ 5,794		$ 4,693
Rent expenses		$ 23,826	$ 47,373	52,715	$ 154,838	$ 178,678	$ 244,621
Percentage of net profit interest						20.00%
Chief Executive Officer [Member]
Professional consulting contract expense	$ 1,000,000			$ 300,000		$ 1,000,000
Due to related parties						$ 1,000,000
Operating Facilities [Member]
Lease expire date						Sep. 30, 2017